Contract Acquisition Costs and Intangible Asset, and Goodwill	12 Months Ended
Dec. 31, 2024
Contract Acquisition Costs and Intangible Asset, and Goodwill
Contract Acquisition Costs and Intangible Asset, and Goodwill

5. Contract Acquisition Costs and Intangible Asset, and Goodwill

Contract acquisition costs and intangible asset are summarized as follows:

	December 31, 2024			December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Contract acquisition costs	$12,980	$(5,694)	$7,286	$12,980	$(5,058)	$7,922
Intangible asset	$5,620	$(2,464)	$3,156	$5,620	$(2,190)	$3,430

We are amortizing the value of the contract acquisition costs and intangible asset on a pro-rata basis based on the estimated total revenue or net profits to be recognized over the period from November 18, 2020 through December 2032, the termination date of the Promotion Agreement (see Note 2-Revenue Recognition for our accounting policies). Amortization of contract acquisition costs is recorded as a reduction of revenue, and amortization of the intangible asset is recorded as cost of revenue.

We recorded amortization related to the contract acquisition costs of $0.6 million for both the years ended December 31, 2024 and 2023, respectively. We recorded amortization related to the intangible asset of $0.3 million for both the years ended December 31, 2024 and 2023, respectively. Annual amortization over the next five years is expected to immaterially fluctuate from the 2024 amounts, consistent with changes to net profits to be recognized pursuant to the Promotion Agreement over the period.

During the year ended December 31, 2020, we recorded goodwill of $3.9 million, which primarily represented the Liquidia PAH assembled workforce and the residual value of the purchase consideration and assumed liabilities that exceeded the assets acquired (see Note 2-Goodwill).  As of December 31, 2024 and 2023, we concluded that there were no events or changes in circumstances that indicated that the carrying amount of goodwill was not recoverable.